Fees Summary	Dec. 12, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,096,000
Previously Paid Amount	0.00
Total Fee Amount	167.80
Total Offset Amount	0.00
Net Fee	167.80
Narrative - Max Aggregate Offering Price	$ 1,096,000
Final Prospectus	true